Fair value of assets and liabilities - Sensitivity analysis of level 3 instruments (Details) - Level 3 - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	€ 65	€ 45
Negative fair value movements from using reasonable possible alternatives	(80)	(30)
Financial assets at fair value through profit or loss | Equity (equity derivatives, structured notes)
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	12	3
Negative fair value movements from using reasonable possible alternatives	(6)	(27)
Financial assets at fair value through profit or loss | Interest rates (Rates derivatives, FX derivatives)
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	22	15
Negative fair value movements from using reasonable possible alternatives	(14)	(1)
Financial assets at fair value through profit or loss | Credit (Debt securities, Loans, structured notes, credit derivatives)
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	32	27
Negative fair value movements from using reasonable possible alternatives	(28)	(2)
Financial assets at fair value through profit or loss | Loans and advances
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives
Negative fair value movements from using reasonable possible alternatives	€ (32)